Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting
29.	Segment Reporting

Prior to 2015, the Group's internal reporting to the CODM does not distinguish cost and expenses among segments. Hence, the Group had only one operating segment prior to 2015.

Starting from the first quarter of 2015, in order to better evaluate the Group's business performance and better allocate resources the CODM began to review YY IVAS and others, Huya broadcasting, and 100 Education separately.

The CODM assesses the performance of the operating segments mainly based on net revenues, gross profit / (loss), operating income / (loss) of each reporting segment. Net revenues of YY IVAS and others are presented for the CODM's review separately. Gross profit and operating income of YY IVAS and others are presented for the CODM's review on a combined basis as the cost of revenues and operating expenses of others cannot be distinguished from those of YY IVAS. Net revenues, gross loss and operating loss of Huya broadcasting and 100 education are presented for the CODM's review separately. Segmental information for prior periods was prepared and presented on the same basis as 2015 for comparative information purpose.

The Group currently does not allocate assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

As the Group's long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

The Group currently does not allocate assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

The following table presents summary information by segment:

For the year ended December 31, 2015:

	YY IVAS	Others	YY IVAS and others	Huya broadcasting	100 Education	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Net revenues
Internet value-added service
—Online music and entertainment	3,320,052	-	3,320,052	-	-	3,320,052
—Online games	771,882	-	771,882	-	-	771,882
—Online dating	651,019	-	651,019	-	-	651,019
—Other IVAS	561,682	-	561,682	356,324	-	918,006
Other revenues	-	112,516	112,516	-	123,774	236,290

Total net revenues	5,304,635	112,516	5,417,151	356,324	123,774	5,897,249

Cost of revenues(1)			(2,798,064)	(655,066)	(126,614)	(3,579,744)

Gross profit / (loss)			2,619,087	(298,742)	(2,840)	2,317,505

Operating expenses(1)
Research and development expenses			(445,411)	(66,538)	(36,850)	(548,799)
Sales and marketing expenses			(253,129)	(24,469)	(35,272)	(312,870)
General and administrative expenses			(240,536)	(25,869)	(92,069)	(358,474)
Goodwill impairment			(128,034)	-	(182,090)	(310,124)
Fair value change of contingent consideration			107,306	-	185,165	292,471

Total operating expenses			(959,804)	(116,876)	(161,116)	(1,237,796)

Other income			82,300	-	-	82,300

Operating income / (loss)			1,741,583	(415,618)	(163,956)	1,162,009

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY IVAS and others	Huya broadcasting	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	22,077	1,497	389	23,963
Research and development expenses	59,400	4,754	6,797	70,951
Sales and marketing expenses	3,119	164	-	3,283
General and administrative expenses	51,260	3,302	32,613	87,175

Share-based compensation expenses	135,856	9,717	39,799	185,372

For the year ended December 31, 2014:

	YY IVAS	Others	YY IVAS and others	Huya broadcasting	100 Education	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Net revenues
Internet value-added service
—Online music and entertainment	2,109,503	-	2,109,503	-	-	2,109,503
—Online games	811,699	-	811,699	-	-	811,699
—Online dating	194,134	-	194,134	-	-	194,134
—Other IVAS	262,318	-	262,318	153,371	-	415,689
Other revenues	-	146,393	146,393	-	950	147,343

Total net revenues	3,377,654	146,393	3,524,047	153,371	950	3,678,368

Cost of revenues(1)			(1,586,933)	(248,154)	(14,062)	(1,849,149)

Gross profit / (loss)			1,937,114	(94,783)	(13,112)	1,829,219

Operating expenses(1)
Research and development expenses			(362,352)	(47,765)	(21,071)	(431,188)
Sales and marketing expenses			(97,983)	(4,399)	(145)	(102,527)
General and administrative expenses			(200,535)	(20,954)	(1,530)	(223,019)

Total operating expenses			(660,870)	(73,118)	(22,746)	(756,734)

Other income			6,319	-	-	6,319

Operating income / (loss)			1,282,563	(167,901)	(35,858)	1,078,804

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY IVAS and others	Huya broadcasting	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	16,552	1,185	300	18,037
Research and development expenses	47,315	1,895	4,931	54,141
Sales and marketing expenses	2,803	4	-	2,807
General and administrative expenses	57,938	1,660	49	59,647

Share-based compensation expenses	124,608	4,744	5,280	134,632